UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22875

The 504 Fund
 (Exact name of registrant as specified in charter)

1741 Tiburon Drive
Wilmington, North Carolina 28403
 (Address of principal executive offices) (Zip code)

Mark A. Elste
The 504 Fund
1741 Tiburon Drive
Wilmington, North Carolina 28403
 (Name and address of agent for service)

Registrant's telephone number, including area code: (910) 247-4880

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT (UNAUDITED) FOR THE SIX MONTHS ENDED DECEMBER 31, 2015

TABLE OF CONTENTS

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9
Other Information	17
Trustees and Officers	18

SCHEDULE OF INVESTMENTS DECEMBER 31, 2015 (UNAUDITED)

INVESTMENT TYPE AS A PERCENTAGE OF NET ASSETS AS FOLLOWS:

504 First Lien Loans — 82.05%	Interest Rate	Maturity	Principal	Fair Value
Hospitality Properties — 13.35%
D S Hospitality, LLC, California	1 Year Libor + 5.16% (5.43% Floor)	3/15/2044	$1,640,307	$1,665,141
Moses Lake Investors, LLC, Washington(a)	Prime + 2.25% (5.50% Floor)	10/1/2039	974,959	1,008,059
Vaibhav Laxmi, Inc., Illinois	5 Year Libor + 4.75% (6.50% Floor)	9/1/2026	1,664,506	1,659,713
YC Anchorage Hotel Group, L.P., Alaska	3 Year Libor + 5.18% (6.18% Floor)	5/15/2044	2,854,206	2,850,809
Total Hospitality Properties				7,183,722

Multi-Purpose Properties — 68.70%
1250 Philadelphia, LLC, California	5 Year Libor + 4.00% (5.93% Floor)	10/15/2039	2,496,851	2,630,183
413 East 53rd Street, LLC, New York	3 Year Libor + 4.17% (4.95% Floor)	2/1/2044	1,680,992	1,680,572
7410-7428 Bellaire, LLC, California	5 Year Libor + 4.00% (5.78% Floor)	9/15/2039	2,393,741	2,510,196
77 West Mount Pleasant Avenue, LLC, New Jersey	3 Year Libor + 4.00% (5.125% Floor)	5/1/2040	329,555	337,319
AKT Elevon Partners, LLC, California	5 Year Libor + 3.88% (5.70% Floor)	10/1/2045	4,290,734	4,235,512
Anthony Ghostine, Kristina J. Ghostine, California	3 Year Libor + 5.15% (6.30% Floor)	12/1/2044	400,799	399,833
BT Vineland, LLC, California	3 Year Libor + 5.40% (6.74% Floor)	1/1/2045	942,181	935,529
Caruba Properties, LLC, New Jersey	6.00% (6.00% Floor)	9/2/2036	605,444	624,770
CBERT Rifle, LLC, Utah	5 Year Libor + 4.25% (5.147% Floor)	9/1/2037	1,388,887	1,425,317
CBERT Williston, LLC, Colorado	5 Year Libor + 4.25% (5.132% Floor)	1/1/2038	1,271,839	1,292,418
CV Investment Properties, LLC, Arizona	5 Year Libor + 4.75% (6.00% Floor)	10/30/2038	627,282	655,767
Edward Adourian, LLC, California	6.66% (6.66% Floor)	3/15/2039	491,658	514,176
Greenland Group US, LLC, New Jersey	6.38% (6.38% Floor)	2/1/2037	321,115	338,873

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (continued) DECEMBER 31, 2015 (UNAUDITED)

504 First Lien Loans — (continued)	Interest Rate	Maturity	Principal	Fair Value
Multi-Purpose Properties — (continued)
Grigorian Investments, LLC, California	5 Year Libor +4.50% (6.33% Floor)	9/15/2039	$534,038	$556,622
Marcus D. Chu, Tracey Chu, California	5 Year Libor + 4.75% (6.586% Floor)	3/10/2040	1,750,548	1,831,913
None of Your Business, LLC, Illinois	3 Year Libor + 5.00% (6.25% Floor)	9/15/2044	492,717	508,469
Palomar Oaks Corp., California	5 Year Libor + 4.50% (6.28% Floor)	2/1/2039	1,314,540	1,343,381
PATC, LLC, California	3 Year Libor + 3.25% (4.36% Floor)	9/15/2044	4,047,535	4,070,120
PennRose Studios, LLC, California	3 Year Libor + 5.40% (6.63% Floor)	1/1/2045	907,311	911,449
Rayr Holdings, LLC, California	3 Year Libor + 5.775% (7.025% Floor)	7/1/2045	922,070	958,409
Ruby View Investments, LLC, Oregon(a)	5 Year Libor + 4.00% (6.50% Floor)	6/26/2037	2,055,781	2,148,908
Rug Palace, Inc. dba Rug Palace Expo, California	Prime + 2.25% (5.50% Floor)	2/15/2044	682,033	683,431
Stanley Avenue Realty, LLC, New York	4 Year Libor + 3.72% (4.77% Floor)	9/15/2044	1,910,880	1,934,136
Storage Fit, LLC, California	5 Year Libor + 5.75% (7.39% Floor)	3/1/2045	418,427	416,787
Watson Kellogg Property, LLC, Washington	5 Year Libor + 4.25% (5.70% Floor)	6/1/2040	644,882	672,412
Watson Osburn Property, LLC, Washington	5 Year Libor + 4.25% (5.70% Floor)	6/1/2040	515,799	537,803
Watson RathDrum Property, LLC, Washington	5 Year Libor + 4.25% (5.70% Floor)	6/1/2040	1,353,756	1,411,548
ZC Park, LLC, Arizona	5 Year Libor + 4.00% (5.88% Floor)	10/15/2044	1,328,532	1,387,173
Total Multi-Purpose Properties				36,953,026

Total 504 First Lien Loans (identified cost of $44,235,174)				$44,136,748

			Shares	Fair Value
Short-Term Investments — 17.61%
Federated Government Obligations Fund, 0.11%(b)			9,469,528	$9,469,528
Total Short-Term Investments (Cost $9,469,528)				9,469,528

Total Investments — 99.66% (Cost $53,704,702)				53,606,276
Other Assets in Excess of Liabilities — 0.34%				183,473
Total Net Assets — 100.00%				$53,789,749

(a)

Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(b)	The rate shown is the annualized 7-day yield as of December 31, 2015.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (continued) DECEMBER 31, 2015 (UNAUDITED)

INVESTMENT TYPE AS A PERCENTAGE OF NET ASSETS BY STATE:

Hospitality Properties
Alaska	5.30%
California	3.10%
Illinois	3.08%
Washington	1.87%
Total Hospitality Properties	13.35%

Multi-Purpose Properties
Arizona	3.80%
California	40.90%
Colorado	2.40%
Illinois	0.94%
New Jersy	2.42%
New York	6.72%
Oregon	4.00%
Utah	2.65%
Washington	4.87%
Total Multi-Purpose Properties	68.70%

Short-Term Investments	17.61%
Total Investments	99.66%

Other Assets in Excess of Liabilities	0.34%

Total Net Assets	100.00%

See accompanying notes to financial statements.

Statement of Assets and Liabilities DECEMBER 31, 2015 (UNAUDITED)

Assets:
Investments in 504 First Lien Loans, at fair value (cost $44,235,174)	$44,136,748
Short-term investments, at fair value (cost $9,469,528)	9,469,528
Receivables:
Dividends and interest	164,623
Prepaid expenses	71,070
Total assets	53,841,969

Liabilities:
Payables:
Audit	21,437
Accounting and administration	13,567
Chief compliance officer	5,509
Transfer agent	4,251
Custodian	2,623
Legal	566
Accrued other expenses	4,267
Total liabilities	52,220

Net Assets	$53,789,749

Net Assets Consist of:
Capital (unlimited shares authorized, no par value)	$53,931,424
Accumulated undistributed net investment income	4,784
Accumulated net realized loss on investments	(48,033)
Accumulated net unrealized depreciation on investments	(98,426)
Net Assets	$53,789,749

Shares
Net assets applicable to outstanding shares	$53,789,749
Number of outstanding shares	5,432,006
Net asset and redemption price value per share	$9.90
Maximum offering price per share (Net asset value per share divided by 0.99)[1]	$10.00

[1]	Effective October 28, 2015, the offering price per share reflects a maximum sales charge of 1.00%. Prior to October 28, 2015, the maximum sales charge was 2.00%.

See accompanying notes to financial statements.

Statement of Operations FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)

Investment Income:
Interest	$1,184,695
Total investment income	1,184,695

Expenses:
Management fees	454,080
Legal expense	76,696
Accounting and administration expenses	41,842
Audit expense	32,458
Chief compliance officer expense	30,246
Trustees' expenses	26,214
Miscellaneous	22,685
Insurance expense	16,885
Registration expense	11,090
Transfer agent expense	11,090
Printing expense	7,562
Custodian expense	7,058
Interest expense	3,677
Total expenses	741,583
Less: expenses waived	(454,080)
Net expenses	287,503
Net investment income	897,192

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	6,057
Net change in unrealized depreciation on investments	(122,131)
Net realized and unrealized loss on investments	(116,074)

Net Increase in Net Assets from Operations	$781,118

See accompanying notes to financial statements.

StatementS of Changes in Net Assets FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)

	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
Increase in Net Assets From:
Operations:
Net investment income	$897,192	$806,948
Net realized gain on investments	6,057	2,595
Net change in unrealized appreciation (depreciation) on investments	(122,131)	92,007
Net increase in net assets from operations	781,118	901,550

Distributions to Shareholders:
From net investment income	(1,049,136)	(861,232)
Total distributions to shareholders	(1,049,136)	(861,232)

Capital Transactions:
Net proceeds from shares sold	8,000,000	5,193,800
Reinvestment of distributions	243,983	681,929
Net increase from capital transactions	8,243,983	5,875,729

Total increase in net assets	7,975,965	5,916,047

Net Assets:
Beginning of period	45,813,784	39,897,737
End of period	$53,789,749	$45,813,784

Accumulated net investment income	$4,784	$156,728

Capital Share Transactions:
Shares sold	795,229	519,103
Shares reinvested	24,433	68,976
Net increase	819,662	588,079

See accompanying notes to financial statements.

STATEMENT OF CASH FLOWS FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$781,118
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investments	(10,644,468)
Proceeds from principal payments and sale of portfolio investments	5,241,785
Net purchase of short-term investments	(2,586,369)
Increase in other assets	(24,737)
Increase in dividends and interest receivable	(28,919)
Decrease in liabilities	(62,499)
Net realized gain on investments	(6,057)
Amortization of premium on investments	13,168
Unrealized depreciation on investments	122,131
Net cash used for operating activities	(7,194,847)

Cash Flows from Financing Activities:
Shareholder subscriptions received	8,000,000
Cash distributions paid	(805,153)
Net cash provided by financing activities	7,194,847

Net Change in Cash	—

Cash at Beginning of year	—
Cash at End of period	$—

Supplement Disclosure of Interest Expense Paid	$3,667
Supplement Disclosure of Line of Credit Fees Paid	$25,000

*	Noncash financing activities not included herein consist of reinvestment of dividends of $243,983.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period.

	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Period Ended June 30, 2014*
Net asset value, beginning of year	$9.93	$9.91	$10.00

Income from Investment Operations:
Net investment income (loss)	0.17	0.20	(0.06)
Net realized and unrealized gain (loss) on investments	(0.01)	0.02	(0.03)
Total from investment operations	0.16	0.22	(0.09)

Less Distributions:
From net investment income	(0.19)	(0.20)	—
Total distributions	(0.19)	(0.20)	—

Net asset value, end of year	$9.90	$9.93	$9.91

Total return	1.64%[1]	2.18%	(0.90)%[1]

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$53,790	$45,814	$39,898
Ratio of expenses to average net assets
Before waiver inclusive of interest expense	2.86%[2]	3.76%	4.66%[2]
After waiver inclusive of interest expense	1.11%[2]	2.24%	2.50%[2]
Before waiver exclusive of interest expense	2.85%[2]	3.76%	4.66%[2]
After waiver exclusive of interest expense	1.10%[2]	2.24%	2.50%[2]
Ratio of net investment income (loss) to average net assets	3.46%[2]	1.97%	(1.21)%[2]
Portfolio turnover rate	11%[1]	13%	0.00%[1]

*	Commenced operations on December 16, 2013.

[1]	Not annualized.

[2]	Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) DECEMBER 31, 2015

1. Organization

The 504 Fund (the “Fund”) was organized as a Delaware statutory trust on July 29, 2013 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), that operates as an “interval fund” pursuant to Rule 23c-3 under the 1940 Act. The Fund is managed by 504 Fund Advisors, LLC (the “Adviser”), an Illinois limited liability company registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is a subsidiary of and controlled by Live Oak Bancshares, Inc. (“Live Oak”), a bank holding company. Government Loan Solutions, Inc. (“GLS”), also a subsidiary of Live Oak, provides the Adviser with data and research which is material to the Adviser’s valuation of the Fund’s investments. The Fund’s chairman and president is a member of the Adviser and the Fund’s secretary and treasurer is an employee of Live Oak and the chief executive officer of the Adviser. The offering of the Fund’s shares of beneficial interest in the Fund (the “Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Shares are offered on a continuous basis monthly (generally as of the last business day of each month) at the net asset value (“NAV”) per share plus a sales charge of up to 1.00%. The maximum sales charge of 1.00% became effective on October 28, 2015; prior to October 28, 2015, the maximum sales charge was 2.00%. There are an unlimited number of authorized Shares.

The Fund’s investment objectives are to provide current income, consistent with the preservation of capital, and to enable institutional fund investors that are subject to regulatory examination for CRA compliance to claim favorable regulatory consideration of their investment under the Community Reinvestment Act of 1977, as amended (the “CRA”). The Fund seeks to achieve its objectives by investing primarily in a portfolio of 504 First Lien Loans secured by owner-occupied commercial real estate which represent the non-guaranteed portions of U.S. Small Business Administration Section 504 transactions (“504 First Lien Loans”). 504 First Lien Loans are not guaranteed by the U.S. Small Business Administration or by its agencies, instrumentalities or sponsored enterprises.

2. Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Investment Valuation – Investments for which market quotations are readily available are valued at current fair value, and all other investments are valued at fair value as determined in good faith by the Fund’s Board of Trustees (“the Board”), in accordance with the policies and procedures (the “Valuation Procedures”) adopted by the Board. The Board has a standing valuation committee (the “Valuation Committee”) that is composed of members of the Adviser, the Board chairman and the Fund’s other officers, as appointed by the Board. The Valuation Committee operates under the Valuation Procedures approved by the Board. The Fund’s Valuation Committee makes quarterly reports to the Board concerning investments for which market quotations are not readily available. Investments in money market funds (short-term investments) are valued at the closing NAV per share.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) DECEMBER 31, 2015

2. Accounting Policies (continued)

504 First Lien Loans – The fair values of 504 First Lien Loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). This pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness, the debt service coverage ratio, lien position, delinquency status, frequency of previous late payments and the projected rate of prepayments. Newly purchased loans are initially fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of 504 First Lien Loans are determined no less frequently than weekly by the Board’s Valuation Committee.

Income – Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. 504 First Lien Loans will be placed in non-accrual status and related interest income reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process.

Distributions to Shareholders – The Fund expects to declare and pay dividends of net investment income quarterly and net realized capital gains annually. Unless shareholders specify otherwise, dividends will be reinvested in shares of the Fund.

Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund intends to elect and to qualify each year to be treated as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. In order to so qualify, the Fund must meet certain requirements with respect to the sources of its income, the diversification of its assets and the distribution of its income. If the Fund qualifies as a regulated investment company, it will not be subject to federal income or excise tax on income it distributes in a timely manner to its shareholders in the form of investment company taxable income or net capital gain distributions.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years for all major jurisdictions, which the Fund considers to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Fund has been in existence for less than three years. As of and during the six months ended December 31, 2015, the Fund did not record a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses – Fund expenses are charged to the Fund and recorded on an accrual basis.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) DECEMBER 31, 2015

2. Accounting Policies (continued)

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investment).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Hospitality Properties	$—	$—	$7,183,722	$7,183,722
Multi-Purpose Properties	—	—	36,953,026	36,953,026
Short-Term Investments	9,469,528	—	—	9,469,528
Total Investments	$9,469,528	$—	$44,136,748	$53,606,276

For the six months ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers in and out of all Levels at the end of reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of June 30, 2015	Purchase and funding of investments	Proceeds from principal payments and sales of portfolio investments	Realized Gain (Loss)	Unrealized Depreciation on investments	Amortization of discount and premium	Balance as of December 31, 2015
Hospitality Properties	$ 9,582,782	$ 2,605,633	$ (4,965,541)	$ 6,057	$ (40,429)	$ (4,780)	$ 7,183,722
Multi-Purpose Properties	29,280,525	8,038,835	(276,244)	—	(81,702)	(8,388)	36,953,026
Total Investments	$ 38,863,307	$ 10,644,468	$ (5,241,785)	$ 6,057	$ (122,131)	$ (13,168)	$ 44,136,748

Change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments held as of the reporting date is $(120,935).

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) DECEMBER 31, 2015

2. Accounting Policies (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurements for investments held as of December 31, 2015:

Type of Level 3 Investments	Fair Value as of December 31, 2015	Valuation Technique	Unobservable Inputs	Weighted Average	Range	Impact to Fair Value from an Increase in Input
Hospitality Properties	$ 7,183,722	Discounted Cash Flows	Purchase Price	$101.01	$100-104	Decrease**
			Debt Service Coverage Ratio	2.05	1.27-2.74	N/A*
			Effective Loan To Value Ratio	50%	46%-53%	Decrease
			Average Personal Credit Score	715	687-761	N/A*
Multi-Purpose Properties	36,953,026	Discounted Cash Flows	Purchase Price	$102.49	$100-105	Decrease**
			Debt Service Coverage Ratio	1.54	1.00-3.28	N/A*
			Effective Loan To Value Ratio	50%	37%-63%	Decrease
			Average Personal Credit Score	754	686-819	N/A*
Total Investments	$ 44,136,748

*	A decrease in the input would result in a decrease in fair value.

**	An increase in the spread from the Fund’s purchase price to the benchmark utilized within the fair value methodology would result in a decrease in fair value.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) DECEMBER 31, 2015

3. Concentration of Risk

504 First Lien Loans Risk – The Fund predominantly invests in fixed or variable rate 504 First Lien Loans arranged through private negotiations between a small business borrower (the “Borrower”) and one or more 504 First Lien Loan lenders. 504 First Lien Loans are secured by real property and have a claim on the assets of the Borrower that is senior to the second lien held by a certified development company and any claims held by unsecured creditors. The 504 First Lien Loans the Fund will invest in are not rated. 504 First Lien Loans are subject to a number of risks, including credit risk, liquidity risk, valuation risk and interest rate risk. Although the 504 First Lien Loans in which the Fund will invest will be secured by real property, there can be no assurance that such real property can be readily liquidated or that the liquidation of such real property would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal, which could result in substantial loss to the Fund. In the event of the bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the real property securing a 504 First Lien Loan. In the event of a decline in the value of the already pledged real property, the Fund will be exposed to the risk that the value of the real property will not at all times equal or exceed the amount of the Borrower’s obligations under the 504 First Lien Loan. In general, the secondary trading market for 504 First Lien Loans is not fully-developed. No active trading market may exist for certain 504 First Lien Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell certain 504 First Lien Loans quickly or at a fair price. To the extent that a secondary market does exist for certain 504 First Lien Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Credit Risk – Credit risk is the risk that one or more debt instruments in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the borrower experiences a decline in its financial status. Losses may occur because the market value of a debt security is affected by the creditworthiness of the issuer and by general economic and specific industry conditions.

Qualification for CRA Credit Risk – Although the Adviser believes that the Fund’s 504 First Lien Loan investments will have the community development qualities that are eligible for favorable consideration as community development loans and qualified investments under the CRA, there is no guarantee that an investor will receive CRA credit for an investment in the Fund.

Geographic Concentration Risk – The Fund’s 504 First Lien Loan investments are expected to be concentrated in California, Florida, Georgia, Illinois, New York, Texas and Wisconsin. As a result, the Fund may be more susceptible to being adversely affected by any single occurrence in those states. Mortgaged properties in California, for example, may be particularly susceptible to certain types of hazards, such as earthquakes, floods, mudslides, wildfires and other natural disasters, for which there may or may not be insurance. Mortgaged properties in other states similarly may be adversely affected by natural disasters, for which there may not be insurance and which could result in substantial loss to the Fund.

Valuation Risk – Unlike publicly traded equity securities that trade on national exchanges, there is no central place or exchange for 504 First Lien Loans to trade. Due to the lack of centralized information and trading, the Adviser’s judgment plays a greater role in the valuation process and the valuation of 504 First Lien Loans. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value instruments differently than the Fund. As a result, the Fund may be subject to the risk that when a 504 First Lien Loan is sold in the market, the amount received by the Fund is less than the value that such 504 First Lien Loan is carried at on the Fund’s books.

For other risks associated with the Fund and its investments please refer to the “Risks” section in the Fund’s current prospectus.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) DECEMBER 31, 2015

4. Periodic Repurchase Offers

The Fund will make periodic offers to repurchase a portion of its outstanding Shares at NAV per share. The Fund has adopted a fundamental policy to make repurchase offers once every twelve months. The Fund will offer to repurchase 5% of its outstanding shares, unless the Board has approved a higher amount (but not more than 25% of its outstanding shares). The Fund does not currently expect to charge a repurchase fee.

The Fund issues repurchase offers annually in December (see Note 11).

5. Administration, Distribution, Transfer Agency and Custodian Agreements.

The Fund and its administrator, UMB Fund Services, Inc. (“UMBFS” or the “Administrator”), are parties to an administration agreement under which the Administrator provides administrative and fund accounting services.

UMBFS also serves as the transfer agent and dividend disbursing agent for the Fund.

UMB Bank, N.A. serves as the custodian and escrow agent (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

The Fund and Foreside Fund Services, LLC (the “Distributor”), are parties to a distribution agreement under which the Distributor acts as the principal underwriter for the Fund.

6. Investment Advisory Agreement

The Fund has entered into an investment advisory agreement (the “Investment Advisory Agreement”) with the Adviser, effective April 1, 2015. Under the Investment Advisory Agreement, the Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Board. For providing these services, the Adviser will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 1.75% of the Fund’s average daily net assets. However, the Adviser has agreed to voluntarily waive its management fee until the Fund’s net assets exceed $100 million (see Note 11). Voluntary waivers may be terminated by the Adviser at any time (see Note 11). In addition, the Adviser has contractually agreed to waive or reduce its management fees and/or reimburse expenses of the Fund to ensure that total annual Fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses and inclusive of organizational and offering costs) will not exceed 1.75% of the average net assets of the Fund pursuant to an operating expenses limitation agreement dated March 1, 2015 (the “Operating Expenses Limitation Agreement”). Under the terms of the Investment Advisory Agreement and the Operating Expenses Limitation Agreement, any such reductions made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser for a period of three fiscal years following the end of the fiscal year in which such reduction or payment was accrued, except for initial organizational expenses which are subject to reimbursement by the Fund to the Adviser for a period of three years from the date on which such expenses were incurred. The Operating Expenses Limitation Agreement is in effect through at least January 1, 2018, and may be terminated only by, or with the consent of, the Board.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) DECEMBER 31, 2015

6. Investment Advisory Agreement (continued)

For the six months ended December 31, 2015, the Adviser waived expenses totaling $283,496 that are subject to reimbursement, as well as $170,584 that are not subject to reimbursement.

As of December 31, 2015, the Adviser’s fees and expenses subject to reimbursement were as follows:

December 16, 2016	June 30, 2017	June 30, 2018	June 30, 2019
$ 213,643	$ 372,327	$ 371,559	$ 283,496

7. Investment Transactions

For the six months ended December 31, 2015, there were long term purchases of $10,644,468 and long term sales of $4,902,158 in the Fund.

8. Revolving Credit Agreement

Effective July 1, 2015, the Fund entered into a secured, revolving line of credit facility with Park Sterling Bank in the maximum principal amount of $10 million. The line of credit facility is secured by certain 504 First Lien Loans held by the Fund and pledged as collateral. The Fund anticipates that this line of credit facility will be used for investment purposes, to satisfy repurchase requests from shareholders and to otherwise provide the Fund with liquidity. The Fund will incur additional interest and other expenses with respect to the use of this and other future line of credit facilities. A fee of 25 basis points per annum is payable on the line of credit. The interest rate on the line of credit facility is equal to 1-month LIBOR plus 2.50%. Collateral for the line of credit facility will be held by UMB Bank, N.A. as custodian. During the six months ended December 31, 2015, the Fund paid $3,677 in interest on borrowings. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the six months ended December 31, 2015, was 2.69%, $662,838, and $2,275,000, respectively. There were no outstanding borrowings at December 31, 2015.

9. Federal Tax Information

At December 31, 2015, gross unrealized appreciation (depreciation) of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$53,704,702
Gross unrealized appreciation	$102,996
Gross unrealized depreciation	(201,422)
Net unrealized depreciation on investments	$(98,426)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) DECEMBER 31, 2015

9. Federal Tax Information (continued)

As of June 30, 2015, the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed ordinary income	$156,728
Undistributed long-term gains	—
Tax accumulated earnings	156,728
Accumulated capital and other losses	$(54,090)
Unrealized appreciation on investments	23,705
Total accumulated earnings (deficit)	$126,343

The tax character of distributions paid during the fiscal year ended June 30, 2015 and period ended June 30, 2014 were as follows:

	2015	2014
Distribution paid from:
Ordinary income	$861,232	$—
Long-term capital gains	—	—
Total Distributions	$861,232	$—

As of June 30, 2015, the Fund had a short-term capital loss carryover of $9,361 and long-term capital loss carryover of $44,729. To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2015, Northwest Federal Credit Union had ownership in the Fund in the amount of 56.37%.

11. Subsequent Events

The Fund has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustments to our disclosure in the financial statements except for the following:

Effective December 31, 2015, the Adviser has decided to terminate the voluntary waiver of its management fee.

During the six months ended December 31, 2015, the Fund had one repurchase offer as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered
December 15, 2015	January 12, 2016	5%	5%	271,600

OTHER INFORMATION (UNAUDITED) DECEMBER 31, 2015

Proxy Voting

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the SEC’s website at http://www.sec.gov.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 877-997-9971 or by accessing the SEC’s website http://www.sec.gov.

Disclosure of Portfolio Holdings

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TRUSTEES AND OFFICERS (UNAUDITED) DECEMBER 31, 2015

Information pertaining to the Trustees and officers of the Fund is set forth below. Trustees who are not “interested persons” of the Fund as that term is defined in the 1940 Act are referred to as “Independent Trustees.” The business address of each Trustee or officer is c/o The 504 Fund, 1741 Tiburon Drive, Wilmington, North Carolina 28403. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-996-2862.

Name and Year of Birth	Position with Fund and Length of Term	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held in the Past 5 Years
Interested Trustee
Mark A. Elste, CFA[1] Born: 1954	Chairman of the Board of Trustees, Interested Trustee, President and Principal Executive Officer (Indefinite term; since 2013); Principal Accounting Officer and Principal Financial Officer (Indefinite term; since 2015)

Retired; Member, 504 Fund Advisors, LLC (investment advisory firm) (since 2013); Chief Executive Officer, Pennant Management, Inc. (1992-2015); Senior Executive Vice President, Chief Operating Officer and Director, U.S. Fiduciary Services, Inc. (financial services holding company) (2004-2015); Director, Waretech, Inc. (wholly-owned subsidiary of U.S. Fiduciary Services, Inc.) (2006-2015); Director, USF Affiliate Services, Inc. (wholly-owned subsidiary of U.S. Fiduciary Services, Inc.) (2006-2015); Director, GreatBanc Trust Company (Illinois trust company) (2004-2015); Chief Executive Officer, 504 Fund Advisors, LLC (2013-2015); Director, Salem Trust Company (Florida trust company) (2006-2014)

			1	Director, CIB Marine Bancshares, Inc. (bank holding company) and CIBM Bank (since 2011); Trustee, USFS Funds Trust (an open-end investment company with two series) (2012-2014)
Independent Trustees
J. Clay Singleton, Ph.D., CFA Born: 1947	Trustee (Indefinite term; since 2013)	Professor of Finance, Crummer Graduate School of Business, Rollins College (since 2002); Consultant, Director of Indexes, PCE Investment Bankers (2005-2011)	1	Independent Trustee, USFS Funds Trust (an open-end investment company with two series) (2013-2014)

TRUSTEES AND OFFICERS (UNAUDITED) DECEMBER 31, 2015

Name and Year of Birth	Position with Fund and Length of Term	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held in the Past 5 Years
Independent Trustees (continued)
Cornelius J. Lavelle Born: 1944	Trustee (Indefinite term; since 2013)	Retired; Director-Institutional Equities, Citigroup Global Markets Inc. (multinational financial services firm) (1997- 2009)	1

Independent Trustee, Broadview Funds Trust (an open-end investment company with one series) (since 2013); Independent Trustee, USFS Funds Trust (an open-end investment company with two series) (2013-2014)

George Stelljes, III Born: 1961	Trustee (Indefinite term; since 2013)	Retired; President, Chief Investment Officer and Director of the Gladstone Companies (family of public and private investment funds) (2002-2013)	1

Director, Gladstone Capital Corporation (business development company) (resigned 2013); Director, Gladstone Commercial Corporation (real estate investment trust) (resigned 2013); Director, Gladstone Investment Corporation (business development company (resigned 2013); Director, Gladstone Land Corporation (real estate investment company) (resigned 2012)

TRUSTEES AND OFFICERS (UNAUDITED) DECEMBER 31, 2015

Name and Year of Birth	Position with Fund and Length of Term	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held in the Past 5 Years
Other Officers
Constantine Andrew (Dean) Pelos Born: 1960	Chief Compliance Officer and AML Compliance Officer (Indefinite term; since 2015)

Director, Oyster Consulting, Inc. (compliance consulting to financial services firms) (since 2015); Senior Consultant, Oyster Consulting, Inc. (2013-2015); Independent Investment Manager, LaSalle St. Securities, LLC (broker-dealer) (2009-2013); Partner, Head of Trading, Chief Compliance Officer, Sterling Investment Services, Inc. (broker-dealer) (1991-2009)

			N/A	N/A
Jordan M. Blanchard Born: 1966	Secretary and Treasurer (Indefinite term; since 2015)

Chief Executive Officer and Chief Operating Officer, 504 Fund Advisors, LLC (investment advisory firm) (since 2015); Portfolio Manager, The 504 Fund (since 2013); Managing Director of 504 Secondary Markets, Government Loan Solutions, Inc. (a financial services company) (since 2013); President, Wholesale 504 Lending Consultants, LLC (financial services company) (2011-2012); Executive Vice President of Capital Markets, CDC Direct Capital (community development corporation subsidiary) (2009-2011)

			N/A	N/A

[1]	Mr. Elste is deemed to be an “interested person” of the Fund as that term is defined in the 1940 Act by virtue of his ownership interest in the Adviser.

THIS PAGE INTENTIONALLY LEFT BLANK

TRUSTEES AND OFFICERS (UNAUDITED) DECEMBER 31, 2015

THE 504 FUND

1741 Tiburon Drive

Wilmington, NC 28403

INVESTMENT ADVISER

504 Fund Advisors, LLC

1741 Tiburon Drive

Wilmington, NC 28403

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, WI 53202

CUSTODIAN

UMB Bank, N.A.

1010 Grand Boulevard

Kansas City, MO 64106

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

TRANSFER AGENT

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

There can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment. Investors may lose some or all of their investment in the Fund. The Fund is not designed to be a complete investment program and may not be a suitable investment for all investors. The risk factors described are the principal risk factors associated with an investment in the Fund, as well as those factors associated with an investment in an investment company with similar investment objectives and investment policies.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees, expenses and experience of its management and other considerations.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The 504 Fund

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal executive officer)

Date	March 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal executive officer)

Date	March 9, 2016

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal financial officer)

Date	March 9, 2016